Schedule III - Schedule of Real Estate and Accumulated Depreciation (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Display	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of advertising displays | Display	359,138
Encumbrances	$ 0
Initial Cost	0
Gross Carrying Amount	3,201,434	$ 3,074,046	$ 2,998,540	$ 2,856,243
Accumulated Depreciation	$ (2,082,335)	(2,025,251)	(1,973,958)	(1,910,860)
Construction Date	Various
Acquisition Date	Various
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of advertising displays | Display	359,138
Encumbrances	$ 0
Initial Cost	0
Gross Carrying Amount	3,201,434	3,074,046	2,998,540	2,856,243
Accumulated Depreciation	$ (2,082,335)	$ (2,025,251)	$ (1,973,958)	$ (1,910,860)
Construction Date	Various
Acquisition Date	Various
Minimum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Useful Lives	5 years
Minimum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Useful Lives	5 years
Maximum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Useful Lives	20 years
Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Useful Lives	20 years